Capital Stock	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Capital Stock

6. Capital Stock

Preferred

Authorized: 50,000,000 shares, par value $0.00101 per share

Issued and fully paid: As of December 31, 2022 and December 31, 2021, 5,000,000 shares

Ordinary

Authorized: 150,000,000 shares, par value $0.001 per share

Issued and fully paid

As of December 31, 2021: 19,554,677 shares

Issued during the year: 16,000,000 shares

As of December 31, 2022: 35,554,677 shares

On February 11, 2022, the Company issued 16,000,000 new ordinary shares, at a price of $2.50 per share, to raise proceeds of $40,000,000 as additional funds for working capital.

MOXIAN (BVI) INC

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS